Offerings	Jul. 20, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.00001 per share, issuable upon exercise of the investor warrants
Amount Registered | shares	6,601,632
Proposed Maximum Offering Price per Unit | $ / shares	1.10
Maximum Aggregate Offering Price	$ 7,261,795.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,002.85
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.00001 per share, issuable upon exercise of the PA warrants
Amount Registered | shares	165,041
Proposed Maximum Offering Price per Unit | $ / shares	1.6875
Maximum Aggregate Offering Price	$ 278,506.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.46
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.